Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Jul. 31, 2020 CAD ($)	Aug. 01, 2019 CAD ($)	Aug. 01, 2019 USD ($)	Jul. 31, 2019 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	$ 29,116	$ 21,360		$ 0
As reported under IFRS 16 August 1, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Short term leases with lease terms of less than twelve months			$ 5,000
Lease liabilities		21,360
Right-of-use assets		$ 21,360
Total lease commitments				192,230
Total operating leases commitments				$ 101,741
Percentage of incremental borrowing rate of administrative real estate	8.00%
Percentage of incremental borrowing rate of production real estate	12.00%
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Maturity term for short-term investments	3 months
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Maturity term for short-term investments	12 months